SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash FDIC insured amount	$ 250,000		$ 250,000
Income tax description	less than a 50% likelihood		less than a 50% likelihood
Advertising expenses	$ 250	$ 82,250	$ 0	$ 705
Research and development expense	228,342	$ 116,516	734,014	419,362
Inventory	$ 50,000		50,000	586,047
Impairment of assets			$ 536,047
Property and equipment useful lives	5 years		5 years
Intangible assets amortization period	3 years		3 years
Other current liabilities			$ 179	523
Revision of Prior Period, Reclassification, Adjustment [Member]
Other current liabilities	$ 1,072
General and Administrative Expense [Member]
Research and development expense	$ 93,266			$ 391,906